Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments for minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2021	$190,650
2022	14,513
Total minimum payments required	$205,163